General and Administrative Expenses_Share Grants Are Measured At Fair Value Using The Monte Carlo Simulation Model And Assumptions Used In Determining The Fair Value(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Information about how fair value was measured, share options granted	The Group used the volatility of the stock price over the previous year as the expected volatility, and used the dividend yield as the arithmetic mean of the dividend rate of one year before, two years before, and three years before the base year, in order to calculate fair value.
Liabilities From Share Grants	₩ 111,058,000,000	₩ 133,496,000,000
Expense From Share Grants Transactions With Employees	₩ 10,930,000,000	₩ 73,370,000,000
KB Financial Group Inc. | Series 17
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Series 17 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 40,224
Fair value (Non-market performance condition)	40,224
KB Financial Group Inc. | Series 17 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,153
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Series 18
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Series 18 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,473
Fair value (Non-market performance condition)	41,473
KB Financial Group Inc. | Series 18 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,236
Fair value (Non-market performance condition)	₩ 45,236
KB Financial Group Inc. | Series 19
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Series 19 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 36,941
Fair value (Non-market performance condition)	40,368
KB Financial Group Inc. | Series 19 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	40,362
Fair value (Non-market performance condition)	₩ 44,107
KB Financial Group Inc. | Series 20
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Series 20 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 39,641
Fair value (Non-market performance condition)	40,224
KB Financial Group Inc. | Series 20 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,580
Fair value (Non-market performance condition)	₩ 45,236
KB Financial Group Inc. | Deferred grant in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Deferred grant in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,180
KB Financial Group Inc. | Deferred grant in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Deferred grant in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Deferred grant in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 31,245
KB Financial Group Inc. | Deferred grant in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,404
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
KB Financial Group Inc. | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,224
KB Financial Group Inc. | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,473
KB Financial Group Inc. | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2011 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 38,111
KB Financial Group Inc. | Stock granted in 2011 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 34,180
KB Financial Group Inc. | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,662
KB Financial Group Inc. | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 31,245
KB Financial Group Inc. | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,881
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
KB Financial Group Inc. | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,840
KB Financial Group Inc. | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,224
KB Financial Group Inc. | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
KB Financial Group Inc. | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,224
KB Financial Group Inc. | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Series 69
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Series 69 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 40,224
Fair value (Non-market performance condition)	40,224
Kookmin Bank | Series 69 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,153
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Series 71
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Series 71 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,473
Fair value (Non-market performance condition)	41,473
Kookmin Bank | Series 71 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,236
Fair value (Non-market performance condition)	₩ 45,236
Kookmin Bank | Series 72
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Series 72 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,473
Fair value (Non-market performance condition)	41,473
Kookmin Bank | Series 72 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,236
Fair value (Non-market performance condition)	₩ 45,236
Kookmin Bank | Series 73
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Series 73 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 41,614
Fair value (Non-market performance condition)	41,614
Kookmin Bank | Series 73 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	45,382
Fair value (Non-market performance condition)	₩ 45,382
Kookmin Bank | Series 74
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Series 74 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 38,510
Fair value (Non-market performance condition)	39,077
Kookmin Bank | Series 74 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,580
Fair value (Non-market performance condition)	₩ 45,236
Kookmin Bank | Deferred grant in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Deferred grant in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 42,682
Kookmin Bank | Deferred grant in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Deferred grant in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Deferred grant in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,224
Kookmin Bank | Deferred grant in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Deferred grant in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Deferred grant in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 41,473
Kookmin Bank | Deferred grant in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 40,224
Kookmin Bank | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
Kookmin Bank | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
Kookmin Bank | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Kookmin Bank | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Kookmin Bank | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
Kookmin Bank | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 45,236
Other subsidiaries | Stock granted in 2010
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2010 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,965
Other subsidiaries | Stock granted in 2010 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2011
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2011 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,965
Other subsidiaries | Stock granted in 2011 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2012
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2012 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,965
Other subsidiaries | Stock granted in 2012 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2013
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2013 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,965
Other subsidiaries | Stock granted in 2013 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2014
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2014 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 43,965
Other subsidiaries | Stock granted in 2014 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 42,682
Fair value (Non-market performance condition)	40,224
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,153
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 39,077
Fair value (Non-market performance condition)	39,077
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	47,153
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	₩ 36,769
Fair value (Non-market performance condition)	37,840
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Market performance condition)	44,580
Fair value (Non-market performance condition)	₩ 46,317
Other subsidiaries | Stock granted in 2015
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2015 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 39,077
Other subsidiaries | Stock granted in 2015 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2016
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2016 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,840
Other subsidiaries | Stock granted in 2016 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2017
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2017 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,840
Other subsidiaries | Stock granted in 2017 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 47,153
Other subsidiaries | Stock granted in 2018
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Risk free rate (%)	1.75%
Other subsidiaries | Stock granted in 2018 | Bottom Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 37,840
Other subsidiaries | Stock granted in 2018 | Top Of Range Member [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Grants During Period Line Items [Line Items]
Fair value (Non-market performance condition)	₩ 64,683